Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Leases - Operating Leases

Year ending December 31,	Amount
2023	$56,236
2024	44,991
2025	38,362
2026	38,251
2027	37,463
2028 and thereafter	186,416
Total	$401,719
Operating lease liabilities, including current portion	$311,115
Discount based on incremental borrowing rate	$90,604

Leases - Finance Leases

Year ending December 31,	Amount
2023	$119,906
2024	39,002
2025	108,749
2026	22,994
2027	22,566
2028 and thereafter	197,332
Total	$510,549
Finance lease liabilities, including current portion (see Note 11– Borrowings)	$389,007
Discount based on incremental borrowing rate	$121,542